Fair Value, by Balance Sheet Grouping (Details) (USD $)	Jan. 31, 2014	Jan. 31, 2013
Loan receivable	$ 260,000
Long term debt	34,966
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	2,615,966	2,117,142
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 2 [Member]
Receivables	4,238	33,357
Loan receivable	260,000	0
Accounts payable	247,303	441,638
Convertible debenture	260,000	0
Due to related parties	83,810	13,639
Long term debt	34,966	0
Estimate of Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	2,615,966	2,117,142
Estimate of Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 2 [Member]
Receivables	4,238	33,357
Loan receivable	260,000	0
Accounts payable	247,303	441,638
Convertible debenture	260,000	0
Due to related parties	83,810	13,639
Long term debt	$ 34,966	$ 0